Cover	Oct. 31, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 31, 2022
Entity File Number	000-56159
Entity Registrant Name	LEADER CAPITAL HOLDINGS CORP.
Entity Central Index Key	0001715433
Entity Tax Identification Number	37-1853394
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Room 2708-09
Entity Address, Address Line Two	Metropolis Tower
Entity Address, Address Line Three	10 Metropolis Drive
Entity Address, City or Town	Hung Hom
Entity Address, Country	HK
City Area Code	+852
Local Phone Number	3487 6378
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false